Investments - Summary of Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about investment property [line items]
Non-current investments	₨ 1,078	$ 13	₨ 823
Current investments	264	3	1,502
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Non-current investments	1,078	13	823
Current investments	264	3	1,502
Financial assets at fair value through profit or loss, category | Investment in energy funds
Disclosure of detailed information about investment property [line items]
Non-current investments	831	10	711
Financial assets at fair value through profit or loss, category | Investment in optionally convertible debentures
Disclosure of detailed information about investment property [line items]
Non-current investments	247	3	112
Financial assets at fair value through profit or loss, category | Investment funds
Disclosure of detailed information about investment property [line items]
Current investments	₨ 264	$ 3	₨ 1,502